Business Combinations - Summary of Assets and Liabilities Recognized upon Acquisition (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Feb. 01, 2022	Dec. 31, 2021	Dec. 20, 2021	Dec. 06, 2021	Sep. 14, 2021	Mar. 16, 2021	Feb. 05, 2020
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 402,304		$ 382,285
Wannaby Inc.
Disclosure Of Business Combinations [Line Items]
Acquired software	11,500
Customer relationships	2,500
Brand name	300
Tangible assets	64
Net working capital	(1,470)
Net debt	(6,959)
Deferred tax liability	(2,570)
Total net identified assets acquired	3,365
Goodwill	22,159
Total net identified assets acquired and goodwill	25,524
Luxclusif
Disclosure Of Business Combinations [Line Items]
Customer relationships					$ 1,611
Tangible assets					73
Net working capital					3,461
Net debt					(2,671)
Deferred tax liability					(725)
Development Costs					2,205
Total net identified assets acquired					3,954
Goodwill					3,863
Total net identified assets acquired and goodwill					7,817
Total cash or purchase consideration					$ 26,800
Allure
Disclosure Of Business Combinations [Line Items]
Tangible assets				$ 77
Net working capital				118
Net debt				(1,609)
Deferred tax liability				(1,029)
Development Costs				5,412
Total net identified assets acquired				2,969
Goodwill				18,734
Total net identified assets acquired and goodwill				21,703
Total cash or purchase consideration				$ 21,703
JBUX
Disclosure Of Business Combinations [Line Items]
Tangible assets						$ 2
Net working capital						(10)
Net debt						(17)
Deferred tax liability			(331)
Development Costs			2,282
Total net identified assets acquired			1,926
Goodwill			2,074
Total net identified assets acquired and goodwill			4,000
Total cash or purchase consideration						$ 4,000
Alanui
Disclosure Of Business Combinations [Line Items]
Brand name							$ 7,279
Tangible assets							55
Net working capital							(1,070)
Deferred tax liability							(2,041)
Intangible assets							81
Other non-current assets							291
Inventory							830
Non-current liabilities							(28)
Total net identified assets acquired							5,397
Fair value of previously held equity interest							(2,963)
Non-controlling interest							$ (2,434)
Ambush Inc.
Disclosure Of Business Combinations [Line Items]
Brand name								$ 4,699
Tangible assets								1,365
Net working capital								(2,175)
Deferred tax liability								(1,311)
Intangible assets								127
Right-of-use assets								858
Other non-current assets								720
Inventory								3,374
Non-current liabilities								(5,224)
Total net identified assets acquired								2,433
Goodwill								10,674
Total net identified assets acquired and goodwill								13,107
Non-controlling interest								(965)
Total cash or purchase consideration								12,142
Net assets acquired								$ 12,142
Violet Grey, Inc
Disclosure Of Business Combinations [Line Items]
Acquired software		$ 1,155
Brand name		28,480
Tangible assets		189
Net working capital		(3,135)
Net debt		(1,222)
Deferred tax liability		(6,223)
Total net identified assets acquired		19,244
Goodwill		30,174
Total net identified assets acquired and goodwill		$ 49,418
Curiosity China
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 3,039		$ 3,039